Total
Value Line Select Growth Fund
Value Line Select Growth Fund
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Value Line Select Growth Fund	Investor Class	Institutional Class
Management Fees	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	1.16%	0.91%
Less Fee Waiver and Expense Reimbursement	none	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.16%	0.91%	[2]
[1]	EULAV Asset Management (the "Adviser") and EULAV Securities LLC, the Fund's principal underwriter (the "Distributor"), have agreed to permanently waive certain class-specific fees and/or pay certain class-specific expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class's class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) (the "Expense Limitation"). The Adviser and the Distributor may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Institutional Class's expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated only with the agreement of the Fund's Board.
[2]	Estimated.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Value Line Select Growth Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	118	368	638	1,409
Institutional Class	93	290	504	1,120

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s goal, the Adviser invests at least 80% of the Fund’s net assets in a diversified portfolio of U.S. equity securities with favorable growth prospects. Under normal circumstances, the Adviser expects that the Fund’s portfolio will generally consist of positions in 25 to 50 companies with a large cap bias. The Adviser considers companies with a market capitalization of greater than $10 billion to be larger companies. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies. In selecting securities for purchase or sale, the Adviser generally analyzes the issuer of a security using fundamental factors such as growth potential and earnings estimates and quantitative factors such as historical earnings, earnings momentum and price momentum. There are no set limitations of investments according to a company’s size or to a sector weighting.

The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund you should carefully evaluate the risks.

Market Risk. The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy, or the market as a whole.

Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

Focused Portfolio Risk. Because the Fund may invest a significant portion of its assets in a small number of securities, the Fund’s net asset value may be more volatile and the Fund’s investments may involve more risk than investing in a fund that holds a greater number of securities.

Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results.

Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. These risks tend to be more volatile in emerging markets (as compared to the U.S. market or developed foreign markets).

Public Health Emergencies. The outbreak of respiratory disease caused by the coronavirus COVID-19 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 36.

Fund performance
The bar chart and table that follows can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years and the table compares the performance of the shares to the performance of the S&P 500® Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q1 2019	+18.74%
Worst Quarter:	Q3 2011	–15.07%

Average Annual Total Returns for Periods Ended December 31, 2019
After-tax returns for Investor Class shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Value Line Select Growth Fund	Label	1 Year	5 Years	10 Years
Institutional Class	Return before taxes	36.59%	12.69%	13.92%
After Taxes on Distributions | Institutional Class	Return after taxes on distributions	34.49%	10.36%	12.14%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return after taxes on distributions and sale of Fund shares	23.12%	9.56%	11.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%